EMPLOYEE BENEFIT - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Total charges for defined contribution pension plans	$ 1,182	$ 1,200	$ 966
Amount of long service leave obligation	$ 744	$ 726